       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2002 (Unaudited)

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Bank Note  4.0%
              American Express Centurion Bank
$    13,000   1.8175%, 8/26/02(b)                                   $   13,000,000
              First Union National
     35,000   1.99%, 10/24/02(b)                                        35,013,710
              Goldman Sachs Group, Inc.
    236,000   1.90875%, 8/15/02(b)                                     236,000,000
                                                                    --------------
                                                                       284,013,710
-------------------------------------------------------------------------------------
Certificate of Deposit - Domestic  8.8%
              Bank of Montreal
    120,254   1.83%, 8/1/02                                            120,254,000
              Canadian Imperial Bank of Commerce
     80,000   2.04%, 10/28/02                                           80,000,000
              Chase Manhattan Bank
    125,000   1.82%, 8/21/02                                           125,000,000
              Citcorp
    170,000   1.82%, 8/20/02                                           170,000,000
              National City Bank
     35,500   1.93875%, 8/5/02(b)                                       35,528,539
              Wells Fargo Financial
    100,000   1.78%, 10/15/02                                          100,000,000
                                                                    --------------
                                                                       630,782,539
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  25.5%
              Abbey National Treasury
    118,000   1.76%, 8/12/02(b)                                        117,988,685
     50,000   2.44%, 11/20/02                                           50,000,000
              Banca Intesa
     50,000   1.83%, 8/21/02                                            50,000,000
     50,000   2.01%, 9/6/02                                             50,000,000
     50,000   2.25%, 9/25/02                                            50,000,000
     50,000   2.04%, 10/24/02                                           50,000,000
              Bank Nova Scotia
    100,000   1.85%, 12/30/02                                          100,000,000
              Barclays Bank PLC
     55,000   1.79%, 8/20/02                                            55,000,289

    See Notes to Financial Statements                                      5

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Bayerische Hypo Union
$    92,000   1.845%, 8/19/02                                       $   92,000,000
      2,000   1.98%, 12/23/02                                            2,000,000
              BNP Paribas
     32,339   1.79%, 8/1/02                                             32,339,000
              Landesbank Baden-Wurttemberg
    250,000   1.79%, 8/15/02                                           250,000,971
              Natexis Banque
     89,772   1.80%, 8/6/02                                             89,772,000
    125,000   1.83%, 8/26/02                                           125,000,000
              Societe Generale
    125,000   1.9825%, 12/31/02                                        125,001,305
              Svenska Handelsbanken AB
    150,000   3.62%, 9/5/02(c)                                         149,998,593
              UBS AG
     88,586   1.75%, 8/1/02                                             88,586,000
     50,000   1.94%, 8/5/02                                             50,000,158
    100,000   2.52%, 10/15/02                                          100,000,000
     50,000   2.42%, 11/20/02                                           50,000,000
              Unicredito Italiano SpA
     50,000   1.80%, 9/26/02                                            50,000,000
     42,000   1.80%, 10/21/02                                           42,000,000
              Westpac Banking Corp.
     50,000   2.25%, 9/25/02                                            50,000,000
                                                                    --------------
                                                                     1,819,687,001
-------------------------------------------------------------------------------------
Commercial Paper  35.7%
              Amsterdam Funding Corp.
     66,000   1.78%, 8/22/02                                            65,931,470
              Banque et Caisse D'Epargne De L'Etat
     50,000   1.80%, 8/5/02                                             49,990,000
              BCI Funding Corp.
     55,000   1.79%, 8/5/02                                             54,989,061
              Barton Capital Corp.
     50,159   1.80%, 8/9/02                                             50,138,936
     27,378   1.78%, 8/14/02                                            27,360,402
     55,153   1.80%, 8/16/02                                            55,111,635

    6                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Black Forest Funding Corp.
$    32,956   1.81%, 8/8/02                                         $   32,944,401
     16,626   1.80%, 8/15/02                                            16,614,362
     35,000   1.79%, 8/21/02                                            34,965,194
              Bradford & Bingley PLC
     42,835   1.82%, 8/19/02                                            42,796,020
              Brahms Funding Corp.
    104,000   1.84%, 8/9/02                                            103,957,476
              BRIT Aerospace Finance
     20,000   1.77%, 9/18/02                                            19,952,800
              Citicorp
     48,500   1.79%, 8/5/02                                             48,490,354
     80,000   1.78%, 10/9/02                                            79,727,067
              Clipper Receivables Corp.
     49,000   1.81%, 8/7/02                                             48,985,218
              CXC LLC
    111,000   1.81%, 8/9/02                                            110,955,353
     16,000   1.81%, 8/14/02                                            15,989,542
              Deutsche Bank AG
     50,000   1.79%, 9/30/02                                            49,850,833
              Dresdner Bank AG
    114,000   1.80%, 8/16/02                                           113,914,500
     44,000   1.88%, 12/23/02                                           43,669,120
              Enterprise Funding Corp.
      8,372   1.79%, 8/19/02                                             8,364,507
              Falcon Asset Securitization Corp.
     41,023   1.79%, 8/9/02                                             41,006,682
     93,898   1.78%, 8/21/02                                            93,805,146
    120,000   1.78%, 8/30/02                                           119,827,934
              FCAR Owner Trust Series II
     92,100   1.80%, 10/22/02                                           91,722,390
              Forrestal Funding Master Trust
     20,000   1.79%, 9/27/02                                            19,943,317
     20,000   1.80%, 9/27/02                                            19,943,000
              General Electric Capital International Funding,
               Inc.
     50,000   1.83%, 8/21/02                                            49,949,167

    See Notes to Financial Statements                                      7

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Halifax PLC
$    17,431   1.98%, 9/4/02                                         $   17,398,404
              Hamburgische Landesbank
     50,000   1.79%, 10/8/02                                            49,830,944
              JP Morgan Chase & Co.
    100,000   1.98%, 9/3/02                                             99,818,500
              Market Street Funding Corp.
     26,637   1.79%, 9/20/02                                            26,570,777
              New Center Asset Trust
     40,000   1.79%, 9/9/02                                             39,922,433
              Nyala Funding LLC
     29,000   1.78%, 9/4/02                                             28,951,248
              Old Line Funding Corp.
     19,725   1.83%, 8/7/02                                             19,718,984
              Preferred Receivables Funding Corp.
     19,265   1.80%, 8/5/02                                             19,261,147
              Prudential PLC
     53,400   1.82%, 8/12/02                                            53,370,304
              San Paolo Imi SpA
     37,000   2.13%, 9/17/02                                            36,897,109
     95,000   2.05%, 10/31/02                                           94,507,715
              Santander Finance
     40,000   1.80%, 8/13/02                                            39,976,000
     80,000   1.95%, 8/21/02                                            79,913,333
    126,000   2.176%, 9/16/02                                          125,649,664
              Spintab-Swedmortgage AB
     30,000   1.82%, 9/16/02                                            29,930,234
     36,928   1.80%, 9/18/02                                            36,839,373
     50,000   1.80%, 9/19/02                                            49,877,500
              Swiss RE Financial Products
     45,000   1.81%, 8/15/02                                            44,968,325
     50,000   1.81%, 8/21/02                                            49,949,722
              Tulip Funding Corp.
    100,000   1.80%, 9/13/02                                            99,785,000
                                                                    --------------
                                                                     2,554,032,603

    8                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Loan Participation  0.9%
              Countrywide Homes Loans, Inc.
$    65,000   1.93%, 8/2/02                                         $   65,000,000
-------------------------------------------------------------------------------------
Repurchase Agreements(d)  12.1%
              Credit Suisse First Boston
    260,000   1.78%, dated 7/29/02 due 8/5/02, in the amount of
               $260,089,989, value of collateral including
               accrued interest $265,201,382                           260,000,000
              JP Morgan Chase & Co.
    250,000   1.85%, dated 7/31/02 due 8/1/02, in the amount of
               $250,012,847, value of collateral including
               accrued interest $255,002,374                           250,000,000
              SBC Warburg
    353,977   1.85%, dated 7/31/02 due 8/1/02, in the amount of
               $353,995,190, value of collateral including
               accrued interest $361,056,906                           353,977,000
                                                                    --------------
                                                                       863,977,000
-------------------------------------------------------------------------------------
U.S. Government Agencies  3.7%
              Federal National Mortgage Association
     88,000   2.00%, 9/24/02(b)                                         88,000,000
     78,500   2.00%, 9/27/02(b)                                         78,500,000
    100,000   2.55%, 11/5/02                                            99,997,370
                                                                    --------------
                                                                       266,497,370
-------------------------------------------------------------------------------------
Other Corporate Obligations  9.1%
              Allstate Insurance Co.
     18,000   2.0825%, 8/1/02(b)                                        18,000,000
              Associates Corp. North America
     15,500   6.50%, 10/15/02                                           15,637,342
              Citicorp M.T.N.
      3,000   2.005%, 8/13/02(b)                                         3,000,133
              General Electric Capital Assurance Co.
     50,000   1.92%, 8/22/02(b)                                         50,000,000
              General Electric Capital Corp.
    107,000   1.87%, 8/9/02(b)                                         107,000,000

    See Notes to Financial Statements                                      9

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              General Electric Capital Corp. M.T.N.
$    10,000   6.65%, 9/3/02                                         $   10,026,118
     20,000   6.52%, 10/8/02                                            20,161,035
              Jackson National Life Insurance Co.
     35,000   1.95%, 10/22/02(b)                                        35,000,000
              Merrill Lynch & Co. Inc.
    184,000   1.89%, 8/12/02(b)                                        184,000,000
     50,000   2.065%, 8/13/02                                           50,031,742
              Merrill Lynch & Co. Inc., M.T.N.
      5,000   5.75%, 11/4/02                                             5,039,551
              MetLife Funding, Inc.
     50,000   1.94%, 10/3/02(b)                                         50,000,000
              Morgan Stanley Dean Witter & Co.
     31,500   2.12%, 8/7/02(b)                                          31,555,566
              Morgan Stanley Group, Inc.
     25,000   6.375%, 8/1/02                                            25,000,000
              Salomon Smith Barney, Inc. M.T.N.
     10,300   6.50%, 10/15/02                                           10,391,265
              Travelers Insurance Co.
     25,000   2.00%, 8/26/02(b)                                         25,000,000
              United Omaha Life Insurance Co.
     13,000   2.0475%, 9/5/02(b)                                        13,000,000
                                                                    --------------
                                                                       652,842,752
                                                                    --------------
              Total Investments  99.8%
               (amortized cost $7,136,832,975(a))                    7,136,832,975
              Other assets in excess of liabilities  0.2%               16,091,347
                                                                    --------------
              Net Assets  100%                                      $7,152,924,322
                                                                    --------------
                                                                    --------------

    10                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2002 (Unaudited) Cont'd.

(a) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Represents when-issued security.
(d) Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.
AB--Aktibolag (Swedish Company).
AG--Aktiengesellschaft (German Company).
LLC--Limited Liability Company.
M.T.N.--Medium Term Note.
PLC--Public Limited Company (British Limited Liability Company).
SpA--Societa per Azione (Italian Corporation).
    See Notes to Financial Statements                                     11

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2002 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities as a percentage of net assets as of July 31, 2002 was as follows:

Commercial Banks..................................................   51.5%
Asset Backed Securities...........................................   14.7
Securities Brokers & Dealers......................................    7.6
Bank Holding Companies--Domestic..................................    5.6
Telephone & Communications........................................    5.0
Federal Credit Agencies...........................................    3.7
Life Insurance....................................................    3.4
Short-Term Business Credit........................................    2.6
Mortgage Bankers..................................................    2.5
Personal Credit Institutions......................................    1.6
Fire & Marine Casualty Insurance..................................    1.3
Aircraft & Parts..................................................    0.3
                                                                    -----
                                                                     99.8
Other assets in excess of liabilities.............................    0.2
                                                                    -----
                                                                    100.0%
                                                                    -----
                                                                    -----
    12                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                   July 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $7,136,832,975
Cash                                                                          554
Interest receivable                                                    19,291,652
Prepaid expenses                                                            3,973
                                                                  ----------------
      Total assets                                                  7,156,129,154
                                                                  ----------------
LIABILITIES
Dividend payable                                                        3,004,205
Management fee payable                                                    142,441
Accrued expenses                                                           49,171
Deferred trustees' fee                                                      9,015
                                                                  ----------------
      Total liabilities                                                 3,204,832
                                                                  ----------------
NET ASSETS                                                         $7,152,924,322
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                            $    7,152,924
   Paid-in capital in excess of par                                 7,145,750,295
                                                                  ----------------
                                                                    7,152,903,219
   Undistributed net investment income                                     21,103
                                                                  ----------------
Net assets at July 31, 2002                                        $7,152,924,322
                                                                  ----------------
                                                                  ----------------
   Net asset value, offering price and redemption price per
      share ($7,152,924,322 / 7,152,924,322 shares of $.001
      par value common stock issued and outstanding)                        $1.00
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     13

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   July 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 72,761,773
                                                                  ----------------
Expenses
   Management fee                                                        754,545
   Custodian's fees and expenses                                         107,000
   Transfer agent's fees and expenses                                     51,000
   Legal fees and expenses                                                17,000
   Trustees' fees and expenses                                            17,000
   Audit fee                                                              13,000
   Reports to shareholders                                                 6,000
   Miscellaneous                                                          30,581
                                                                  ----------------
      Total expenses                                                     996,126
                                                                  ----------------
Net investment income                                                 71,765,647
                                                                  ----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              20,839
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 71,786,486
                                                                  ----------------
                                                                  ----------------

    14                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                            Six Months                Year
                                              Ended                  Ended
                                          July 31, 2002         January 31, 2002
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                 $     71,765,647       $    193,619,252
   Net realized gain on investment
   transactions                                    20,839              2,240,644
                                         ----------------    ----------------------
   Net increase in net assets
   resulting from operations                   71,786,486            195,859,896
                                         ----------------    ----------------------
Dividends and distributions (Note 1)          (71,786,486)          (195,859,896)
                                         ----------------    ----------------------
Series share transactions (at $1 per
share)
   Net proceeds from shares subscribed     22,251,929,775         38,639,081,254
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions              71,697,015            191,863,296
   Cost of shares reacquired              (21,895,405,651)       (34,860,277,239)
                                         ----------------    ----------------------
   Net increase in net assets from
      Series share transactions               428,221,139          3,970,667,311
                                         ----------------    ----------------------
Total increase                                428,221,139          3,970,667,311
NET ASSETS
Beginning of period                         6,724,703,183          2,754,035,872
                                         ----------------    ----------------------
End of period(a)                         $  7,152,924,322       $  6,724,703,183
                                         ----------------    ----------------------
                                         ----------------    ----------------------
------------------------------
(a) Includes undistributed net
investment income of                     $         21,103       $         21,103
                                         ----------------    ----------------------

    See Notes to Financial Statements                                     15

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Core Investment Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of six series--the Taxable Money Market Series (the 'Series'), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series' investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    The Series values portfolio securities at
amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual
    16

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Series does not expect to realize long-term capital gains or losses.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the six months ended July 31, 2002, the costs were at an annual rate of .021% of the Series' average daily net assets.

      PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and a wholly-owned subsidiary of Prudential, serves as the Series' transfer agent. During the six months ended July 31, 2002, the Series incurred fees of approximately $50,000 for the services of PMFS. As of July 31, 2002, $8,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Capital
Shares of the Series are available only to investment companies managed by PI and certain investment advisory clients of the subadvisor. At July 31, 2002, 100% of the shares outstanding were owned by such entities.
    18

       Prudential Core Investment Fund      Taxable Money Market Series
             Financial Highlights (Unaudited)

                                                                              September
                                             Six Months         Year         18, 2000(a)
                                                Ended           Ended          Through
                                              July 31,       January 31,     January 31,
                                                2002            2002            2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $      1.00     $      1.00     $      1.00
                                             -----------     -----------     -----------
Net investment income and net realized
gains                                                .01             .04             .02
Dividends and distributions to
shareholders                                        (.01)           (.04)           (.02)
                                             -----------     -----------     -----------
Net asset value, end of period               $      1.00     $      1.00     $      1.00
                                             -----------     -----------     -----------
                                             -----------     -----------     -----------
TOTAL INVESTMENT RETURN(b):                             %           4.12%           2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 7,152,924     $ 6,724,703     $ 2,754,036
Average net assets (000)                     $ 7,191,152     $ 5,289,046     $ 2,150,413
Ratios to average net assets:
   Expenses                                         0.03%(c)        0.03%           0.03%(c)
   Net investment income                            2.01%(c)        3.66%           6.58%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods less than a full year are not annualized.
(c) Annualized.
    See Notes to Financial Statements                                     19